Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
GOODWILL
Beginning balance		¥ 50,967,000	¥ 50,967,000
Additions (Note 25)		890,521,000
Ending balance	$ 136,934	941,488,000	50,967,000	¥ 50,967,000
Impairment charge recognized		¥ 0	¥ 0	¥ 0